Segment Reporting (Tables)	6 Months Ended
Sep. 30, 2020
Segment Reporting [Abstract]
Schedule of the the results of operations and the financial position of the Company's operating segments

Results of Operations For the six months ended September 30, 2020

	Longyun	Taikexi	Other	Total

Revenue	-	-	48,451	48,451

Operating expenses	1,209,032	12,685	286,391	1,508,108

Other income (expenses)	188,900	-	24,990	213,890

Loss before tax	(1,020,132)	(12,685)	(212,950)	(1,245,767)

Taxes	-	-	-	-

Net loss	(1,020,132)	(12,685)	(212,950)	(1,245,767)

Loss attributable to Dragon Victory	(1,020,132)	(7,611)	(204,123)	(1,231,866)

Results of Operations For the six months ended September 30, 2019

	Longyun	Taikexi	Other	Total

Revenue	699,371	-	-	699,371

Operating expenses	673,405	77,847	115,632	866,884

Other income (expenses)	(111,997)	(289)	142,385	30,098

Earnings (loss) before tax	(86,031)	(78,136)	26,752	(137,415)

Taxes	-	-	491	491

Net income	(86,031)	(78,136)	26,261	(137,906)

Income (loss) attributable to Dragon Victory	(86,031)	(31,254)	19,194	(98,092)

Financial Position as of September 30, 2020

	Longyun	Taikexi	Other	Total

Current assets	8,658,048	31,834	(88,485)	8,601,397
Non-current assets	78,904	57,874	34,818	171,596
Total assets	8,736,952	89,708	(53,667)	8,772,993

Current liabilities	3,616,144	42,775	(1,324,208)	2,334,711
Non-current liabilities	28,656	-	-	28,656
Total liabilities	3,644,800	42,775	(1,324,208)	2,363,367

Net assets	5,092,152	46,933	1,270,541	6,409,626

Financial Position as of March 31, 2020

	Longyun	Taikexi	Other	Total

Current assets	6,288,120	279	3,456,613	9,745,012
Non-current assets	101,705	68,052	49,592	219,349
Total assets	6,389,825	68,331	3,506,205	9,964,361

Current liabilities	225,129	10,765	2,355,447	2,591,341
Non-current liabilities	-	-	-	-
Total liabilities	225,129	10,765	2,355,447	2,591,341

Net assets	6,164,696	57,566	1,150,758	7,373,020